Taxes on Income - Schedule of Composition of Income Tax Benefit (Taxes on Income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax expense
Current year	€ (687)	€ (932)	€ (1,826)
Current tax expense, net	(687)	(932)	(1,826)
Deferred tax income
Creation and reversal of temporary differences	2,111	1,655	174
Adjustments for prior years, net		713
Total deferred tax income	2,111	2,368	174
Tax benefit (taxes on income)	€ 1,424	€ 1,436	€ (1,652)